Accounting Policies and Procedures: Dividends, Policy (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Dividends, Policy	Dividends The Company has not yet adopted any policy regarding payment of dividends. No dividends have been paid or declared since inception.